Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	84-2231905
Entity Address, Address Line One	6749 Ben Bostic Road
Entity Address, City or Town	Quincy
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32351
City Area Code	850
Local Phone Number	508-0261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amended Current Report on Form 8-K/A is being filed to correct certain amounts reported under the “Bonus” and “Non-equity incentive plan compensation” columns and associated footnotes of the updated 2021 Summary Compensation Table previously provided under Item 5.02(f) of the Current Report on Form 8-K of Trulieve Cannabis Corp. (the “Company”) filed on April 5, 2022. The Summary Compensation Table below reflects the amounts reported in the Company’s proxy statement filed on April 28, 2022.
Entity Central Index Key	0001754195